Derivative Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Assets and Liabilities [Abstract]
Schedule of Derivatives

The following table summarizes the derivatives:

	As of December 31,
	2024	2023
Derivative assets
BTC option contracts	—	1,281
BTC redemption option	3,418	—
	3,418	1,281
Derivative liabilities
BTC selling contracts	(128)	—

Schedule of Reconciliation of the Fair Value Measurement of Derivatives

Reconciliation of the fair value measurement of BTC option and selling contracts derivatives (Level 2):

	As of December 31,
	2024		2023
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Balance as of January 1,	1,281	—	—	—
Remeasurement recognized in statement of profit or loss during the period	15,871	(121)	28	20
Purchases	13,610	351	1,253	366
Sales	(30,762)	(358)	—	(386)
Balance as of period end	—	(128)	1,281	—

Schedule of Gain or Loss on Derivatives are Recognized in Net Financial Expenses (Income)

The following gain or loss on BTC option and selling contracts derivatives are recognized in Net financial income (expenses) in the consolidated statements of profit or loss and comprehensive profit or loss:

	Year ended December 31,
	2024	2023
Unrealized change in fair value of outstanding contracts	(179)	409
Realized gain (loss) on settled contracts	15,929	(361)
	15,750	48